DIVIDENDS	12 Months Ended
Dec. 31, 2018
DIVIDENDS [abstract]
Disclosure of dividends
12.	DIVIDENDS

	2016	2017	2018

Dividend per ordinary share:
2018 interim dividend - HK$0.30 (2017: interim dividend HK$0.20, 2016: interim dividend HK$0.12) per ordinary share	4,673	7,601	11,890
2017 final dividend - HK$0.30 (2016: final dividend HK$0.23, 2015: final dividend HK$0.25) per ordinary share	9,571	8,847	11,633
2018 final dividend proposed at HK$0.40 (2017: final dividend proposed at HK$0.30, 2016: final dividend proposed at HK$0.23) per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	9,096	10,830	15,221

Pursuant to the Enterprise Income Tax Law of the People's Republic of China and related laws and regulations, the Company is regarded as a Chinese Resident Enterprise, and thus is required to withhold corporate income tax at the rate of 10% when it distributes dividends to its non-resident enterprise (as defined in the "Enterprise Income Tax Law of the People's Republic of China") shareholders, with effect from the distribution of the 2008 final dividend. In respect of all shareholders whose names appear on the Company's register of members and who are not individuals (including HKSCC Nominees Limited, corporate nominees or trustees such as securities companies and banks, and other entities or organizations, which are all considered as non-resident enterprise shareholders), the Company will distribute the dividend after deducting corporate income tax of 10%.